Loans and financing - Maturity profile of non-current liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Noncurrent	R$ 168,937	R$ 209,261
2020
Disclosure of detailed information about borrowings [line items]
Noncurrent		40,012
2021
Disclosure of detailed information about borrowings [line items]
Noncurrent	39,216	39,387
2022
Disclosure of detailed information about borrowings [line items]
Noncurrent	24,474	24,615
2023
Disclosure of detailed information about borrowings [line items]
Noncurrent	21,043	21,043
2024
Disclosure of detailed information about borrowings [line items]
Noncurrent	21,043	21,043
2025
Disclosure of detailed information about borrowings [line items]
Noncurrent	21,043	21,043
2026
Disclosure of detailed information about borrowings [line items]
Noncurrent	21,043	21,043
2027
Disclosure of detailed information about borrowings [line items]
Noncurrent	R$ 21,075	R$ 21,075